Going Concern and Management's Liquidity Plans - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 19, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Debt Instrument [Line Items]
Cash		$ 27,190		$ 128,149	$ 12,362
Accumulated deficit		(44,522,174)		(42,382,291)	(32,774,456)	$ (25,987,606)
Loss from operations		(1,274,871)	$ (950,757)	(5,507,641)	(1,940,332)
Net cash used in operating activities		$ 475,959	$ 1,597,658	$ 3,428,707	$ 1,176,829
Percentage of increase in debt principal in case of event of default	25.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of increase in debt interest rate in case of event of default	10.00%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of increase in debt interest rate in case of event of default	18.00%